UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 131.80%
Aerospace and Defense - 1.92%
Propulsion Acquisition LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 7/13/2021(b)	$3,979,592	$3,939,796
Standard Aero Aviation Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	3,678,320	3,717,126
Vectra Co, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 03/08/2025	2,388,060	2,387,319
Vectra Co, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 03/09/2026	1,666,667	1,683,333
WP CPP Holdings LLC, Senior Secured First Lien B-3 Term Loan, 3M US L + 3.50%, 12/28/2019	2,841,030	2,842,806
		14,570,380

Automotive - 3.21%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 09/01/2021	1,561,860	1,584,312
Bright Bidco BV, Senior Secured First Lien Term B Loan, 2M US L + 3.50%, 06/28/2024	2,785,678	2,829,636
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025(b)	3,157,895	3,213,158
FPC Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 11/21/2022(c)	3,000,000	2,936,250
FPC Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 9.00%, 11/20/2023(c)	1,358,491	1,310,943
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	3,441,739	3,446,901
Mitchell International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	3,454,545	3,483,045
Superior Industries International Inc, Senior Secured First Lien Closing Date Term Loan, 1M US L + 4.50%, 05/22/2024	5,406,425	5,467,247
		24,271,492

Banking, Finance, Insurance and Real Estate - 8.75%
AmWINS Group Inc, Second Lien Term Loan, 1M US L + 6.75%, 01/25/2025	538,444	544,502
Applied Systems Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.00%, 09/19/2025(c)	303,030	314,017
ASP MCS Acquisition Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 4.75%, 05/20/2024(b)	5,339,571	5,419,664
Asurion LLC, Senior Secured Second Lien Tranche B-2 Loan, 1M US L + 6.00%, 08/04/2025	7,878,788	8,107,273
BroadStreet Partners Inc, Senior Secured First Lien Term B-1 Loan Facility, 1M US L + 3.75%, 11/08/2023	6,378,247	6,463,971
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 3M US L + 5.25%, 04/19/2022	1,741,184	1,743,090
CP VI Bella Topco LLC, Senior Secured First Lien Term Loan, 1M US L + 3.00%, 02/14/2025	1,285,840	1,284,239
CP VI Bella Topco LLC, Senior Secured Second Lien Term Loan, 1M US L + 6.75%, 02/16/2026	1,178,571	1,178,571
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 12/10/2019	8,699,079	8,688,205
Cypress Merger Sub Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	2,790,698	2,847,209
Edelman Financial Center LLC/The, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 11/09/2024	4,639,535	4,712,028
ExamWorks Group Inc, Senior Secured First Lien Term B-1 Loan, 3M US L + 3.25%, 07/27/2023(c)	651,591	657,211
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 6.50%, 04/05/2021(c)	2,956,466	2,966,326
Gem Acquisitions Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/02/2025(c)	1,989,130	1,992,860
Gemworth Holdings Inc, Senior Secured First Lien Initial Loan, 1M US L + 4.50%, 02/28/2023	1,043,478	1,063,701
Hyperion Insurance Group Limited, Senior Secured First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	2,673,077	2,703,149
Intralinks Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 11/11/2024	1,567,500	1,576,646
NFP Corp, Senior Secured First Lien Term B Term Loan, 1M US L + 3.00%, 01/08/2024	2,675,213	2,687,198
One Call Corp, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 11/27/2020	2,878,277	2,755,950
Resolute Investment Managers Inc, Senior Secured Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	3,000,000	3,052,500

	Principal
	Amount	Value

Banking, Finance, Insurance and Real Estate (continued)
SS&C Technologies Inc, Senior Secured First Lien Term B-3 Loan, 3M US L + 2.50%, 02/28/2025(c)	$3,159,225	$3,178,149
SS&C Technologies Inc, Senior Secured First Lien Term B4 Loan, 3M US L + 2.50%, 02/28/2025(c)	1,126,999	1,133,750
Victory Capital Holdings Senior Secured First Lien Initial Term Loan, 3M US L + 2.75%, 02/07/2025(c)	677,149	680,748
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 10/01/2021	488,820	479,899
		66,230,856

Beverage, Food and Tobacco - 4.82%
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.25%, 02/15/2021	7,357,923	6,980,829
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 7/3/2020	5,805,932	5,752,228
Fago de Chao Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 03/27/2025(c)	2,393,421	2,406,884
Give & Go Prepared Foods Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 7/29/2023(b)	6,657,721	6,724,298
NPC International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	3,424,278	3,509,885
TKC Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 02/01/2023	4,745,346	4,798,137
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.00%, 02/01/2024	4,052,012	4,101,649
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 01/02/2022(b)(c)	2,387,283	2,232,110
		36,506,020

Capital Equipment - 3.84%
Blount International Inc, Senior Secured First Lien Term Loan B-1 Facility, 1M US L + 4.25%, 04/12/2023	1,187,500	1,204,867
Direct Chassislink Acquisition Inc, Senior Secured Second Lien Term Loan, 1M US L + 6.00%, 06/15/2023(b)	7,500,000	7,640,625
Engineered Machinery Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 07/19/2024(c)	4,455,000	4,461,504
Helix Acquisition Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/27/2024	3,061,538	3,091,205
LTI Holdings Inc, Senior Secured First Lien Second Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024(b)(c)	1,369,565	1,374,701
LTI Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.75%, 05/16/2025(b)(c)	3,000,000	3,045,000
Robertshaw US Holding Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	3,731,707	3,770,181
Titan Acquisition Limited, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 03/28/2025(c)	4,468,085	4,465,293
		29,053,376

Chemicals, Plastics and Rubber - 3.03%
Albaugh LLC, Senior Secured First Lien 2017 Refinancing Term Loan, 1M US L + 3.50%, 12/06/2024	6,650,000	6,726,907
DuBois Chemicals Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/15/2024(c)	1,617,286	1,621,330
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 08/02/2021	1,745,409	1,763,954
Pinnacle Operating Corp, Senior Secured First Lien 2017 Extended Term Loan, PIK 1.75%, 11/15/2021	8,047,875	7,595,182
Spectrum Holdings III Corp, Senior Secured Second Lien Closing Date Loan, 1M US L + 7.00%, 01/26/2026(b)(c)	1,833,333	1,851,667
Spectrum Holdings III, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2025(c)	899,775	903,523
Vantage Specialty Chemicals Inc, Senior Secured First Lien Closing Date Loan, 3M US L + 4.00%, 10/28/2024	2,280,000	2,303,746
Vantage Specialty Chemicals Inc, Senior Secured Second Lien Initial Loan, 3M US L + 8.25%, 10/27/2025	195,334	196,310
		22,962,619

Construction and Building - 8.45%
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 3M US L + 5.25%, 09/30/2023	8,782,861	8,892,646

	Principal
	Amount	Value

Construction and Building (continued)
American Bath Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 9.75%, 09/30/2024(b)	$600,000	$602,250
Dayton Superior Corp, Senior Secured First Lien Term Loan, 3M US L + 8.00%, 11/03/2021	3,710,733	3,469,535
DiversiTech Holdings Inc, Senior Secured First Lien Tranche B-1 Term Loan, 3M US L + 3.00%, 06/03/2024	2,089,903	2,102,317
Forterra Finance LLC, Senior Secured First Lien Replacement Loan, 1M US L + 3.00%, 10/25/2023	9,843,171	9,120,338
Henry Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 10/05/2023	2,868,483	2,912,414
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 02/28/2024(b)	3,392,857	3,418,303
LBM Borrower LLC, Senior Secured First Lien Tranche C Term Loan, 1M US L + 3.75%, 08/19/2022	8,214,320	8,310,838
LBM Borrower LLC, Senior Secured Second Lien Initial Term Loan, 2M US L + 9.25%, 08/20/2023	1,713,476	1,723,123
Morsco Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 7.00%, 10/31/2023	3,534,555	3,598,618
SouthernCarlson Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 03/21/2025(c)	3,437,500	3,450,391
Specialty Building Products Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 10/28/2023	5,708,769	5,780,129
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 3M US L + 3.25%, 08/25/2022	7,291,144	7,350,385
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 1M US L + 8.75%, 02/24/2023	3,125,114	3,222,774
		63,954,061

Consumer Goods Durable - 2.78%
Al Aqua Merger Sub Inc, Senior Secured First Lien Term B1 Loan, 1M US L + 3.25%, 12/13/2023	3,690,809	3,710,426
Al Aqua Merger Sub Inc, Senior Secured Incremental Term B Loan, 1M US L + 3.25%, 12/13/2023	3,192,000	3,204,976
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 02/01/2022	6,414,577	6,415,154
Hayward Acquisition Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 08/05/2024	303,075	304,666
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 06/30/2021	1,469,466	1,487,224
Power Products LLC, Senior Secured First Lien Tranche B-1 Term Loan, 3M US L + 4.00%, 12/20/2022	2,037,299	2,060,219
Serta Simmons Bedding LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.00%, 11/8/2024	4,786,804	3,853,377
		21,036,042

Consumer Goods Non Durable - 0.90%
Acosta Inc, Senior Secured First Lien Tranche B-1 Loan, 1M US L + 3.25%, 09/26/2021(c)	1,333,333	1,121,793
Carlisle Foodservice Products Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 03/14/2025(c)	386,526	386,285
Clover Merger Sub Inc, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 09/26/2024	5,491,203	5,131,529
Revlon Consumer Products Corp, Senior Secured First Lien Initial Term B Loan, 1M US L + 3.50%, 09/07/2023	258,151	204,155
		6,843,762

Containers, Packaging and Glass - 3.96%
Berlin Packaging LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 10/03/2022	428,571	433,393
Caraustar Industries Inc, Senior Secured First Lien Refinancing Term Loan, 3M US L + 5.50%, 03/14/2022	3,875,165	3,900,412
IBC Capital Limited, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 09/09/2022	6,749,516	6,766,389
Loparex Holding BV, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 03/28/2025(c)	8,400,000	8,484,000
Pregis Holding I Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 5/20/2021	2,460,815	2,469,526
ProAmpac PG Borrower LLC, Senior Secured First Lien Initial Loan, 1M US L + 3.50%, 11/20/2023	1,495,358	1,509,937
ProAmpac PG Borrower LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.50%, 11/18/2024	1,464,115	1,494,774
Ranpak Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	76,814	77,390

	Principal
	Amount	Value

Containers, Packaging and Glass (continued)
Strategic Materials Holding Corp, Senior Secured Second Lien Initial term Loan, 3M US L + 7.75%, 12/27/2025	$4,666,667	$4,699,730
Trident TPI Holdings Inc, Senior Secured First Lien Incremental Term Loan, 3M US L + 3.25%, 10/17/2024(c)	144,361	145,083
		29,980,634

Energy, Oil and Gas - 4.49%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, PRIME + 3.25%, 08/04/2020(b)(c)(d)	6,996,764	4,058,123
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 2M US L + 6.50%, 05/16/2021	6,502,941	6,467,728
Delek US Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 2.50%, 03/14/2025(c)	1,142,487	1,147,491
Lucid Energy Group II Borrower LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	2,105,263	2,098,032
Oryx Southern Delaware Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	7,411,765	7,430,294
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	3,084,161	2,618,977
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
3M US L + 0.00%, 10/01/2019(b)	9,732	7,546
3M US L + 0.00%, 10/01/2019(b)	120,242	93,236
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 3M US L + 0.00%, 10/01/2019(b)	15,933	12,354
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	408,677	347,036
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	249,622	211,971
Talos Production LLC, Senior Secured First Lien Bridge Loan, 3M US L + 11.00%, 04/04/2022(b)	2,000,000	1,930,000
Traverse Midstream Partners LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.00%, 09/27/2024	4,460,784	4,492,144
Utex Industries Inc, Senior Secured Second Lien New Term Loan, 1M US L + 7.25%, 05/20/2022	3,181,818	3,090,341
		34,005,273

Environmental Industries - 0.89%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 1M US L + 4.75%, 05/29/2020(b)	5,178,365	5,268,986
Filtration Group Corp, Senior Secured First Lien Term Loan, 3M US L + 3.00%, 03/28/2025(b)(c)	750,000	753,750
Gopher Resource LLC, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/06/2025	678,392	685,600
		6,708,336

Healthcare and Pharmaceuticals - 18.03%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 08/30/2024	1,426,523	1,432,764
Albany Molecular Research Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	1,473,214	1,486,105
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 1M US L + 5.00%, 04/01/2022	9,310,615	9,349,394
American Renal Holdings Inc, Senior Secured First Lien New Term Loan B, 1M US L + 3.25%, 06/14/2024	2,840,581	2,846,788
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 2M US L + 5.00%, 07/05/2023	4,921,717	5,001,695
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 10/20/2023(c)	3,778,261	3,702,696
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 10/04/2024(b)	3,157,898	3,063,161
Certara Holdco Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/15/2024(c)	943,365	949,261
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 1M US L + 4.25%, 10/21/2021(d)	5,196,963	4,679,111
Covenant Surgical Partners Inc, Senior Secured First Lien Delayed Draw Loan, 3M US L + 4.75%, 10/04/2024(b)(c)(e)	268,174	270,185
Covenant Surgical Partners Inc, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 10/04/2024(b)(c)	1,726,442	1,739,391
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 3M US L + 3.50%, 03/21/2024	1,687,105	1,699,758
Cryolife Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 11/15/2024(b)	2,608,846	2,641,457

	Principal
	Amount	Value

Healthcare and Pharmaceuticals (continued)
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 12/01/2021	$2,948,317	$2,943,408
CVS Holdings I LP, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 02/06/2025	1,034,483	1,030,609
Equian LLC, Senior Secured First Lien 2018 Incremental Term B Loan, 3M US L + 3.25%, 05/20/2024	3,389,026	3,412,326
Greenway Health LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/16/2024	3,080,172	3,109,696
Immucor Inc, Senior Secured First Lien Term B-3 Loan, 3M US L + 5.00%, 06/15/2021	343,558	352,576
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.75%, 08/29/2022	5,338,764	5,191,948
Midwest Physician Administrative Services LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 08/15/2025	2,560,000	2,579,200
Navicure Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024(c)	5,831,538	5,867,986
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 1M US L + 4.50%, 04/19/2023(b)	5,615,496	5,692,709
nThrive Inc, Senior Secured First Lien Term B-2 Loan, 1M US L + 4.50%, 10/20/2022	6,427,423	6,454,547
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 06/07/2019	535,804	539,613
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 3M US L + 8.50%, 12/07/2019	10,343,603	10,343,603
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022(c)	6,578,471	6,418,120
Ortho Clinical Diagnostics Holdings Luxembourg SARL, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 06/30/2021(c)	1,639,786	1,655,569
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	5,133,135	5,165,243
Pharmerica Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 12/06/2024	3,840,000	3,860,006
Pharmerica Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 12/07/2025	868,217	875,814
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	1,683,302	1,708,552
Project Ruby Ultimate Parent Corp, Senior Secured First Lien New Closing Date Term Loan, 1M US L + 3.50%, 02/09/2024	2,627,569	2,655,500
Prospect Medical Holdings Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 5.50%, 02/22/2024	4,696,964	4,708,706
Stratose Intermediate Holdings II LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 06/22/2023(b)	2,324,775	2,342,210
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	7,156,729	7,198,452
Wink Holdco Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 12/01/2025(b)	1,944,444	1,949,305
YI LLC (aka Young Innovations), Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 1.00%, 11/07/2024(b)(e)	553,086	555,852
YI LLC (aka Young Innovations), Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 11/06/2024(b)	6,080,000	6,110,400
Zest Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 03/07/2025(b)	465,909	468,239
Zest Acquisition Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026	4,357,143	4,411,607
		136,463,562

High Tech Industries - 22.66%
Barracuda Networks Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 02/12/2025	975,610	980,854
BMC Software Finance Inc, Senior Secured First Lien Initial B-2 US Term Loan, 1M US L + 3.25%, 09/10/2022	5,649,067	5,684,034
Compuware Corp, Senior Secured First Lien Tranche B-3 Term Loan, 1M US L + 3.25%, 12/15/2021	3,474,079	3,521,847
CPI International Inc, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 07/25/2025(b)	1,045,752	1,052,288
Digicert Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 8.00%, 10/31/2025	5,000,000	5,057,025
ECI Macola / Max Holding LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 09/27/2024	3,620,071	3,657,412
Epicor Software Corp, Senior Secured First Lien Term B Loan, 1M US L + 3.25%, 06/01/2022	5,393,168	5,422,669
Excelitas Technologies Corp (fka IDS Acquisition), Senior Secured First Lien Initial USD Term Loan, 6M US L + 3.50%, 12/02/2024(c)	1,530,411	1,546,985

	Principal
	Amount	Value

High Tech Industries (continued)
Flexera Software LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 02/26/2025(c)	$1,864,407	$1,878,008
Flexera Software LLC, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 02/26/2026(c)	1,774,194	1,791,936
Gigamon Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.50%, 12/27/2024(b)	13,595,066	13,731,017
Help Systems Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 03/22/2025(c)	2,165,354	2,170,768
Help Systems Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.75%, 03/23/2026(c)	2,068,966	2,081,897
Hyland Software Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 07/01/2022(c)	267,803	270,434
Hyland Software Inc, Senior Secured Second Lien Initial Loan, 3M US L + 7.00%, 07/07/2025(c)	1,234,729	1,251,188
Idera Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	5,454,763	5,516,129
Ivanti Software Inc, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	5,998,801	5,912,568
Ivanti Software Inc, Senior Secured Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	6,000,000	5,775,000
Marketo Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 02/07/2025	2,909,091	2,906,822
Mcafee LLC, Senior Secured First Lien Closing Date USD Term Loan, 1M US L + 4.50%, 09/30/2024	11,536,846	11,670,212
MH Sub I LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 09/13/2024(c)	4,496,203	4,503,824
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	4,095,249	4,043,198
Park Place Technologies LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 03/21/2025(b)(c)	2,876,923	2,884,115
Ping Identity Corp, Senior Secured First Lien Term Loan 1M US L + 3.75%, 1/23/2025	1,866,667	1,878,333
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 11/12/2021	2,462,312	2,454,617
Project Alpha Intermediate Holding Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	10,151,693	10,035,355
Project Leopard Holdings Inc, Senior Secured First Lien 2018 Repricing Term Loan, 1M US L + 4.00%, 7/7/2023	2,763,906	2,794,143
Project Silverback Holdings Corp, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 08/21/2024	2,018,028	2,023,073
Quest Software US Holdings Inc, Senior Secured First Lien Refinancing Term Loan, 3M US L + 5.50%, 10/31/2022	12,510,083	12,760,347
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 02/01/2024(c)	1,305,495	1,315,286
Rocket Software Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 10/14/2023(c)	6,643,484	6,685,005
SciQuest Inc, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)(c)	6,923,077	6,957,692
SCS Holdings I Inc, Senior Secured First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	4,755,918	4,811,395
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023(c)	11,688,399	10,831,289
Solarwinds Holdings Inc, Senior Secured First Lien Refinancing Term Loan, 3M US L + 3.00%, 02/05/2024(c)	5,062,500	5,090,977
Sophia LP, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 09/30/2022	4,630,620	4,649,212
Sungard Availability Services Capital Inc, Senior Secured Extended Term B Loan, 1M US L + 7.00%, 09/30/2021	1,722,488	1,622,153
Veritas US Inc, Senior Secured First Lien Term Loan B Facility, 3M US L + 4.50%, 01/27/2023	4,367,647	4,356,357
		171,575,464

Hotels, Gaming and Leisure - 1.32%
AP Gaming I LLC, Senior Secured First Lien 2018 Refinancing Term B Loan, 1M US L + 4.25%, 02/15/2024	9,888,089	10,033,345

Media Advertising, Printing and Publishing - 1.49%
Southern Graphics Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 12/31/2022	6,652,754	6,713,726
Southern Graphics Inc, Senior Secured Second Lien Term Loan, 1M US L + 7.50%, 12/31/2023	4,500,000	4,542,188
		11,255,914

Media Diversified and Production - 0.13%
Shutterfly Inc, Senior Secured First Lien Term B-2 Loan, 3M US L + 2.75%, 08/17/2024(c)	978,261	984,375

	Principal
	Amount	Value

Metals and Mining - 1.73%
American Rock Salt Company LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 03/21/2025(b)(c)	$3,017,935	$3,038,683
Canam Steel Corp, Senior Secured First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	6,272,796	6,335,524
Murray Energy Corp, Senior Secured First Lien Term B-2 Non-PIK Loan, 3M US L + 7.25%, 04/16/2020	2,940,810	2,497,233
Phoenix Services International LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 03/01/2025	1,214,286	1,227,946
		13,099,386

Retail - 2.55%
Academy Ltd, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	1,256,236	1,005,617
Apro LLC, Senior Secured First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	2,389,831	2,409,248
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/19/2022	3,152,269	2,787,504
EG America LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 02/07/2025(c)	4,549,020	4,544,470
EG Group Limited, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 02/07/2025(c)	694,444	693,750
Fairway Group Acquisition Company, Senior Secured First Lien First Out Term Loan, PIK 12.00%, 01/03/2020 (b)	984,078	984,078
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Term Loan, PIK 10.00%, 01/03/2020 (b)	641,545	325,263
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Term Loan, PIK 11.00%, 10/04/2021(b)	564,251	–
FullBeauty Brands Holdings Corp, Senior Secured First Lien Term Loan, 1M US L + 4.75%, 10/14/2022	2,506,694	1,442,490
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	2,300,794	1,994,305
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 3M US L + 3.00%, 1/26/2023	1,577,438	1,162,485
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	2,005,208	1,909,961
Sports Authority (The), Senior Secured First Lien Term B Loan, 6M US L + 0.00%, 11/16/2017(d)	2,264,662	17,370
		19,276,541

Services - Business - 21.86%
Access CIG LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 02/27/2025	1,721,628	1,743,149
Advantage Sales & Marketing Inc, Senior Secured First Lien Incremental Term B-2 Loan, 3M US L + 3.25%, 07/25/2021	2,580,500	2,533,496
Advantage Sales & Marketing Inc, Senior Secured First Lien Initial term Loan, 3M US L + 3.25%, 07/23/2021	4,406,382	4,326,120
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.50%, 07/25/2022	11,245,389	10,831,727
Allied Universal Holdco LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 07/28/2022	4,704,000	4,645,882
AqGen Ascensus Inc, Senior Secured Delayed Draw First Lien Term Loan, 3M US L + 3.50%, 12/05/2022(b)(e)	1,975,556	1,990,372
AqGen Ascensus Inc, Senior Secured First Lien Additional Term Loan, 3M US L + 3.50%, 12/05/2022	3,991,846	4,034,259
BMC Acquisition Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.25%, 12/18/2024(b)(c)	2,836,641	2,843,732
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 3M US L + 3.50%, 12/20/2019(c)	7,779,806	3,889,903
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 12/21/2020(c)	4,000,000	358,000
DG Investment Intermediate Holdings 2 Inc, Senior Secured First Lien Term Loan, 3M US L + 3.00%, 02/03/2025	714,783	714,783
DG Investment Intermediate Holdings 2 Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.75%, 02/01/2026(b)	1,422,414	1,443,750
Explorer Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 05/02/2023	11,939,241	12,051,231
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021(b)	5,389,760	5,376,286

	Principal
	Amount	Value

Services - Business (continued)
FR Dixie Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 12/18/2020	$5,039,474	$2,781,789
GlobalLogic, Holdings Inc, Senior Secured First Lien Refinancing Term B Loan, 3M US L + 3.75%, 06/20/2022(b)	7,542,395	7,608,391
Information Resources Inc, Senior Secured First Lien Initial Bluebird Term Loan, 3M US L + 8.25%, 01/20/2025	5,500,000	5,534,375
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 01/18/2024	6,755,583	6,814,694
Inmar Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 05/01/2024	5,122,581	5,157,798
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2025	3,786,982	3,808,284
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.875%, 12/09/2022	6,168,805	5,551,924
Output Services Group Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 03/21/2024(b)(c)	1,094,985	1,100,460
PricewaterhouseCoopers LLP, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/14/2025(b)(c)	1,312,500	1,319,062
PricewaterhouseCoopers LLP, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 03/16/2026(b)(c)	1,200,000	1,206,000
Prometric Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 01/29/2025	535,714	539,901
PT Intermediate Holdings III LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 12/9/2024(b)	2,907,000	2,943,338
PT Intermediate Holdings III LLC, Senior Secured Second Lien Initial Loan, 3M US L + 8.00%, 12/08/2025(b)	4,200,000	4,263,000
Red Ventures LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 11/08/2024	6,925,200	6,995,179
Sedgwick Claims Management Services Inc, Senior Secured First Lien Initial Tranche B Term Loan, 3M US L + 2.75%, 02/28/2021(c)	6,814,815	6,820,778
Sedgwick Claims Management Services Inc, Senior Secured New Second Lien B Facility, 3M US L + 5.75%, 02/28/2022(b)(c)	3,902,439	3,931,707
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 3M US L + 5.75%, 02/28/2022	8,481,132	8,538,380
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 5.75%, 02/28/2022	1,267,677	1,276,234
SurveyMonkey Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 04/13/2024(b)	9,234,256	9,211,171
Thoughtworks Inc, Senior Secured Initial Term Loan, 1M US L + 4.50%, 10/12/2024	2,000,000	2,016,250
Travel Click Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 05/06/2021(b)(c)	2,015,625	2,025,703
Travel Click Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 11/06/2021	6,659,169	6,673,753
Travel Leaders Group LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 01/25/2024	893,250	906,274
TRC Companies Inc, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 06/21/2024(b)	4,790,444	4,838,348
TruGreen LP, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 04/13/2023	366,258	370,836
Weld North Education LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	6,400,000	6,448,000
		165,464,319

Services - Consumer - 5.28%
American Residential Services LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 6/30/2021	3,055,875	3,074,990
Big Jack Holdings LP, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 04/05/2024(b)	1,894,709	1,911,288
K-MAC Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/07/2025(c)	1,850,000	1,861,794
K-MAC Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.75%, 03/09/2026(c)	1,744,186	1,771,221
KUEHG Corp, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.75%, 08/12/2022(d)	4,713,884	4,748,508
KUEHG Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 08/15/2025(c)	9,110,000	9,280,812
Learning Care Group (US) No. 2 Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/13/2025(b)	1,592,697	1,608,623
Pearl Intermediate Parent LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025(c)	1,339,989	1,327,849
Pearl Intermediate Parent LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	1,176,471	1,179,412
Quidditch Acquisition Inc, Senior Secured First Lien Term B Loan, 3M US L + 7.00%, 03/14/2025(b)(c)	3,002,778	3,025,299

	Principal
	Amount	Value

Services - Consumer (continued)
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	$2,631,532	$2,646,347
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 04/09/2021	2,713,001	2,728,831
Renaissance Learning Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.00%, 04/11/2022(c)	265,928	267,590
Tacala Investment Corp, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2025	1,436,111	1,445,762
Tacala Investment Corp, Senior Secured Second Lien Term Loan, 1M US L + 7.00%, 01/30/2026	3,034,483	3,098,981
		39,977,307

Telecommunications - 4.69%
Alorica Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/30/2022	2,697,303	2,711,639
Avaya Inc, Senior Secured First Lien Term Loan, 1M US L + 4.75%, 12/15/2024	7,444,301	7,506,796
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	5,421,805	5,526,879
Colorado Buyer Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	902,256	904,371
Frontier Communications Corp, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.75%, 06/15/2024	877,579	868,075
Greeneden US Holdings II LLC, Senior Secured First Lien Tranche B-3 Dollar Term Loan, 3M US L + 3.50%, 12/01/2023	1,530,976	1,541,624
Masergy Holdings Inc, Senior Secured First Lien 2017 Replacement Term Loan, 3M US L + 3.25%, 12/15/2023	1,843,261	1,849,786
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	1,766,917	1,781,645
Peak 10 Holding Corp, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/01/2024	3,618,182	3,634,862
Peak 10 Holding Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	3,857,143	3,887,036
Vertiv Group Corp, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 11/30/2023	5,280,000	5,311,891
		35,524,604

Transportation - Cargo - 0.27%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 02/05/2024	2,044,918	2,052,586

Transportation - Consumer - 0.96%
Air Medical Group Holdings Inc, Senior Secured First Lien Term B Loan, 1M US L + 4.25%, 03/14/2025	5,975,000	6,033,824
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 1M US L + 3.00%, 02/16/2025	1,231,088	1,230,829
		7,264,653

Utilities Electric - 3.36%
Exgen Texas Power LLC, Senior Secured First Lien Term Loan Non-PIK, 3M US L + 4.75%, 09/20/2021(c)(d)	6,270,864	3,882,700
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 3M US L + 7.25%, 12/19/2022	5,742,624	5,823,394
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 3M US L + 5.50%, 11/13/2021	1,592,995	1,569,100
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 6.50%, 08/21/2020	6,795,422	6,380,901
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 5.75%, 12/18/2020	447,488	442,595
Pike Corp, Senior Secured Initial Term Loan, 3M US L + 3.50%, 03/23/2025(c)	3,036,810	3,069,076
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 11/09/2020	5,063,672	4,261,080
		25,428,846

	Principal
	Amount	Value

Wholesale - 0.43%
Staples Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/12/2024	$3,299,423	$3,274,265

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $1,009,808,717)		997,798,018

CORPORATE BONDS - 26.75%
Aerospace and Defense - 0.39%
Engility Corp, Senior Unsecured Bond, 8.875%, 09/01/2024	2,800,000	2,921,660

Banking, Finance, Insurance and Real Estate - 5.41%
AssuredPartners Inc, Senior Unsecured Bond, 7.000%, 08/15/2025(f)	4,545,000	4,499,550
Fly Leasing Limited, Senior Unsecured Bond, 6.375%, 10/15/2021	2,100,000	2,186,625
HUB International Ltd, Senior Unsecured Bond,:
8.125%, 07/15/2019(f)(g)	7,500,000	7,518,750
7.875%, 10/01/2021(f)	4,000,000	4,145,000
NFP Corp, Senior Secured Bond, 6.875%, 07/15/2025(f)	5,084,000	5,071,290
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(f)	12,200,000	11,468,000
Solera LLC, Senior Unsecured Bond, 10.500%, 03/01/2024(f)	5,450,000	6,090,375
		40,979,590

Beverage, Food and Tobacco - 1.55%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	1,369,000	1,218,410
PF Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(f)	13,415,000	10,530,775
		11,749,185

Capital Equipment - 1.19%
Diebold Inc, Senior Unsecured Bond, Series WI, 8.500%, 04/15/2024	1,500,000	1,584,375
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(f)	3,211,000	2,938,065
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(f)	4,918,000	4,499,970
		9,022,410

Chemicals, Plastics and Rubber - 0.23%
Pinnacle Operating Corp, Senior Secured Bond, 9.000%, 11/15/2020(f)	2,000,000	1,730,000

Construction and Building - 4.20%
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(f)	4,320,000	4,536,000
Great Lakes Dredge & Dock Corp, Senior Unsecured Bond, Series WI, 8.000%, 05/15/2022	5,874,000	6,035,535
PriSo Acquisition Corp / Building Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(f)	13,060,000	13,680,350
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(f)	7,423,000	7,515,788
		31,767,673

Consumer Goods Durable - 0.17%
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(f)	1,300,000	1,261,000

Containers, Packaging and Glass - 1.50%
ARD Securities Finance, Senior Secured Bond, 8.750%, 01/31/2023(f)(g)	1,300,000	1,365,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(f)	6,454,000	6,502,405
Flex Acquisition Co Inc, Senior Unsecured Bond, 6.875%, 01/15/2025(f)	1,192,000	1,182,315
Trident Merger Sub Inc, Senior Secured Bond, 6.625%, 11/01/2025(f)	2,400,000	2,346,000
		11,395,720

Energy, Oil and Gas - 1.47%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	6,600,000	6,550,500
Comstock Resources Inc, Senior Unsecured Bond,:
7.750%, 04/01/2019(g)	1,084,815	1,013,314
10.00% Cash or 12.25% PIK%, 03/15/2020(g)	2,250,000	2,323,125
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	800,000	756,000
Ridgeback Resources Inc, Senior Unsecured Bond, 12.000%, 12/21/2021(b)	486,000	486,000
		11,128,939

	Principal
	Amount	Value

Environmental Industries - 0.18%
GFL Environmental Inc, Senior Unsecured Bond, 9.875%, 02/01/2021(f)	$1,292,000	$1,366,290

Healthcare and Pharmaceuticals - 2.95%
Avantor Inc, Senior Unsecured Bond, 9.000%, 10/01/2025(f)	5,667,000	5,564,286
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(f)	5,500,000	5,761,250
Team Health Holdings Inc, Senior Secured Bond, 6.375%, 02/01/2025(f)	3,500,000	3,019,100
Tenet Healthcare, Senior Unsecured Bond, 7.000%, 08/01/2025(f)	5,714,000	5,642,575
Valeant Pharmaceuticals International Inc, Senior Secured Bond, 5.500%, 11/01/2025(f)	2,400,000	2,345,400
		22,332,611

High Tech Industries - 3.90%
BMC Software Finance Inc, Senior Unsecured Bond, 8.125%, 07/15/2021(f)	9,250,000	9,284,688
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(f)(g)	3,012,000	3,015,765
Global A&T Electronics, Senior Secured Bond, 8.500%, 01/12/2023	5,455,376	5,528,895
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	4,250,000	4,345,625
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(f)	7,723,000	7,365,811
		29,540,784

Hotels, Gaming and Leisure - 0.68%
Mood Media Borrower LLC, Senior Unsecured Second Lien Notes, 6M US L + 14.00%, 06/28/2024(a)(b)	5,125,283	5,125,283

Media Advertising, Printing and Publishing - 0.55%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(f)	4,320,000	4,146,206

Media Broadcasting and Subscription - 1.23%
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	4,600,000	4,861,625
Cequel Communications Holdings I, Senior Unsecured Bond,:
6.375%, 09/15/2020(f)	3,912,000	3,990,240
5.125%, 12/15/2021(f)	500,000	501,875
		9,353,740

Services - Business - 0.43%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(f)	3,250,000	3,241,875

Telecommunications - 0.72%
Digicel Limited, Senior Unsecured Bond, 6.000%, 04/15/2021(f)	2,250,000	2,120,625
Frontier Communications, Senior Unsecured Bond,:
10.500%, 09/15/2022	750,000	630,997
7.125%, 01/15/2023	4,000,000	2,718,760
		5,470,382

TOTAL CORPORATE BONDS
(Cost $204,313,565)		202,533,348

	Shares
COMMON STOCK - 2.23%
Banking, Finance, Insurance and Real Estate - 0.43%
The Brock Group Inc(b)(h)	164,832	$3,296,640

Electronics - 0.45%
Mood Media Corp(b)(h)	3,709,356	3,412,608

Energy, Oil and Gas - 1.35%
Ridgeback Resources Inc(b)(h)	1,201,345	6,900,262
SandRidge Energy Inc(h)	135,154	1,961,085
TE Holdings LLC (Templar), Class A(b)(h)	197,643	247,053
Titan Energy LLC(h)	29,318	32,250

	Principal
	Shares
Energy, Oil and Gas (continued)
Total Safety Holdings LLC(h)	2,951	$1,069,737
		10,210,387

TOTAL COMMON STOCK
(Cost $38,337,840)		16,919,635

PREFERRED STOCK - 0.13%
Energy, Oil and Gas - 0.13%
TE Holdings LLC (Templar)(b)(h)	131,013	982,595

TOTAL PREFERRED STOCK
(Cost $1,310,126)		982,595

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc,
expires 6/20/2020 at $0.01(h)	8,250	60,472

TOTAL WARRANTS
(Cost $–)		60,472

Total Investments - 160.92%
(Cost $1,253,770,248)		1,218,294,068

Liabilities in Excess of Other Assets - (3.45)%		(26,166,135)

Mandatory Redeemable Preferred Shares - (6.02)%
(liquidation preference plus distributions payable on term preferred shares)		(45,568,607)

Leverage Facility - (51.45)%		(389,500,000)

Net Assets - 100.00%		$757,059,326

Amounts above are shown as a percentage of net assets as of March 31, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2018 was 1.88%

2M US L - 2 Month LIBOR as of March 31, 2018 was 2.00%

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

6M US L - 6 Month LIBOR as of March 31, 2018 was 2.45%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of March 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)	A portion of this position was not funded as of March 31, 2018. The Portfolio of Investments records only the funded portion of each position. See Note 3 - Senior and Secured Floating Rate Loans.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $154,246,619, which represented approximately 20.37% of net assets as of March 31, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of March 31, 2018:

Blackstone / GSO Strategic Credit Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace and Defense	$–	$10,630,584	$3,939,796	$14,570,380
Automotive	–	21,058,334	3,213,158	24,271,492
Banking, Finance, Insurance and Real Estate	–	57,758,692	8,472,164	66,230,856
Beverage, Food and Tobacco	–	27,549,612	8,956,408	36,506,020
Capital Equipment	–	16,993,050	12,060,326	29,053,376
Chemicals, Plastics and Rubber	–	21,110,952	1,851,667	22,962,619
Construction and Building	–	59,933,508	4,020,553	63,954,061
Containers, Packaging and Glass	–	29,903,244	77,390	29,980,634
Energy, Oil and Gas	–	27,904,014	6,101,259	34,005,273
Environmental Industries	–	685,600	6,022,736	6,708,336
Healthcare and Pharmaceuticals	–	111,630,653	24,832,909	136,463,562
High Tech Industries	–	146,950,352	24,625,112	171,575,464
Metals and Mining	–	3,725,179	9,374,207	13,099,386
Retail	–	17,967,200	1,309,341	19,276,541
Services - Business	–	115,362,999	50,101,320	165,464,319
Services - Consumer	–	33,432,097	6,545,210	39,977,307
Other	–	123,698,392	–	123,698,392
Corporate Bonds
Energy, Oil and Gas	–	10,642,939	486,000	11,128,939
Hotels, Gaming and Leisure	–	–	5,125,283	5,125,283
Other	–	186,279,126	–	186,279,126
Common Stock
Banking, Finance, Insurance and Real Estate	–	–	3,296,640	3,296,640
Electronics	–	–	3,412,608	3,412,608
Energy, Oil and Gas	1,993,335	1,069,737	7,147,315	10,210,387
Preferred Stocks
Energy, Oil and Gas	–	–	982,595	982,595
Warrants	–	60,472	–	60,472
Total	$1,993,335	$1,024,346,736	$191,953,997	$1,218,294,068

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Corporate Bonds	Common Stock	Preferred Stock	Total
Balance as of December 31, 2017	$180,109,500	$5,411,000	$15,121,331	$1,211,867	$201,853,698
Accrued discount/ premium	50,939	4,418	-	-	55,357
Realized Gain/(Loss)	354,728	-	-	-	354,728
Change in Unrealized Appreciation/(Depreciation)	290,506	(4,418)	(1,264,768)	(229,272)	(1,207,952)
Purchases	34,457,454	200,283	-	-	34,657,737
Sales Proceeds	(41,971,087)	-	-	-	(41,971,087)
Transfer into Level 3	63,619,680	-	-	-	63,619,680
Transfer out of Level 3	(65,408,164)	-	-	-	(65,408,164)
Balance as of March 31, 2018	$171,503,556	$5,611,283	$13,856,563	$982,595	$191,953,997
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2018	$(1,437,371)	$(4,417)	$(3,388,096)	$(229,272)	$(5,059,156)

Information about Level 3 fair value measurements as of March 31, 2018:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Assets
Floating Rate Loan Interests	$170,194,215	Third-party vendor pricing service	Broker quotes	N/A
	$1,309,341	Performance Multiple Methodology	Revenue Multiple(a)	0.13x

Corporate Bonds	$5,125,283	Discounted Cash Flow	Discount Rate(a)	13.00%
			EBITDA Multiple(a)	7.75x
	$486,000	Energy Market Multiples	EBITDA Multiple(a)	4.90x
			Proved & Probable PV-10(a)	0.55x
			Daily Production(a)	52.2
			Proved & Probable Reserves(a)	9.1

Common Stock	$3,296,640	Performance Multiple Methodology	EBITDA Multiple(a)	9.94x
	$6,900,262	Energy Market Multiples	EBITDA Multiple(a)	4.90x
			Proved & Probable PV-10(a)	0.55x
			Daily Production(a)	52.2
			Proved & Probable Reserves(a)	9.1
	$247,053	Third-party vendor pricing service	Broker quotes	N/A
	$3,412,608	Discounted Cash Flow	Discount Rate(a)	13.00%
			EBITDA Multiple(a)	7.75x

Preferred Stock	$982,595	Third-party vendor pricing service	Broker quotes	N/A

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Revenue Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Proved & Probable PV-10	Increase	Decrease
Daily Production	Increase	Decrease
Proved & Probable Reserves	Increase	Decrease

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2018, 100.82% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

At March 31, 2018, BGB had unfunded delayed draw term loans of $3,649,610.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At March 31, 2018, BGB had invested $215,192,905 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through participation. BGB had no outstanding participations as of March 31, 2018.

NOTE 4. LEVERAGE

The Fund has entered into a separate Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016, December 16, 2016 and December 20, 2017 to borrow up to a limit of $415,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.975% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2018, BGB had borrowings outstanding under its Leverage Facility of $389,500,000, at an interest rate of 2.71%. Face value approximates fair value at March 31, 2018, this fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2018, the average borrowings under BGB's Leverage Facility and the average interest rate were $384,927,778 and 2.56%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45,000,000, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2018